Derivative Liabilities (Details 2) (USD $)	12 Months Ended
Jul. 31, 2011
Underlying number of units of convertible preferred stock	2,575
Underlying number of warrants	17,166,667
Current exercise price of warrants	$ 0.25
Preferred Stock Conversion Price Per Share	$ 0.15
Investment Rights Liability [Member]
Time to expiration	1 year
Risk-free interest rate	1.23%
Estimated volatility	58.00%
Dividend	0.00%
Stock price	$ 0.13